Inventories (Details) - Schedule Inventories - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials and supplies	€ 337,407
Unfinished goods	132,624
Finished goods	108,674
Total	€ 578,705